Earnings (Loss) Per Common Share Applicable to Common Shareholders of MUFG (Reconciliations of Net Income and Weighted Average Number of Common Shares Outstanding Used for Computation of Basic EPS to Adjusted Amounts for Computation of Diluted EPS) (Detail) - JPY (¥)
¥ / shares in Units, shares in Thousands, ¥ in Millions
	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Income (Numerator):
Net income attributable to Mitsubishi UFJ Financial Group	¥ 1,729,359	¥ 1,266,933	¥ 1,325,869
Effect of dilutive instruments:
Restricted stock units and performance-based stock units—Morgan Stanley	(7,152)	(6,151)	(3,283)
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group for diluted computation	¥ 1,722,207	¥ 1,260,782	¥ 1,322,586
Shares (Denominator):
Weighted average common shares outstanding (in shares)	11,396,985	11,654,295	11,978,725
Effect of dilutive instruments:
Stock acquisition rights under the Stock Option Plan and the common shares of MUFG under the Board Incentive Plan and the Employee Stock Ownership Plan (in shares)	1,397	555	1,876
Weighted average common shares for diluted computation (in shares)	11,398,382	11,654,850	11,980,601
Basic earnings per common share:
Earnings (loss) applicable to common shareholders of Mitsubishi UFJ Financial Group (in JPY per share)	¥ 151.74	¥ 108.71	¥ 110.69
Diluted earnings per common share:
Earnings (loss) applicable to common shareholders of Mitsubishi UFJ Financial Group (in JPY per share)	¥ 151.09	¥ 108.18	¥ 110.39